Shareholder Report, Holdings (Details)	Jun. 30, 2024
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Foreign Government Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | U S Government and Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Computer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Foreign Government Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | U S Government and Agency Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Computer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SA Wellington Strategic Multi-Asset Portfolio - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
SA Wellington Government and Quality Bond Portfolio - Class 3 | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 3 | Moody's, Aa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 3 | Moody's, A1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 3 | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 3 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 3 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SA Wellington Government and Quality Bond Portfolio - Class 3 | U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
SA Wellington Government and Quality Bond Portfolio - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SA Wellington Government and Quality Bond Portfolio - Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Government and Quality Bond Portfolio - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
SA Wellington Government and Quality Bond Portfolio - Class 3 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SA Wellington Government and Quality Bond Portfolio - Class 3 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SA Wellington Government and Quality Bond Portfolio - Class 3 | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 2 | Moody's, Aa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 2 | Moody's, A1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 2 | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SA Wellington Government and Quality Bond Portfolio - Class 2 | U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
SA Wellington Government and Quality Bond Portfolio - Class 2 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SA Wellington Government and Quality Bond Portfolio - Class 2 | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	79.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 1 | Moody's, Aa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 1 | Moody's, A1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 1 | Moody's, Baa1 Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
SA Wellington Government and Quality Bond Portfolio - Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SA Wellington Government and Quality Bond Portfolio - Class 1 | U S Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
SA Wellington Government and Quality Bond Portfolio - Class 1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SA Wellington Government and Quality Bond Portfolio - Class 1 | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Capital Appreciation Portfolio - Class 3 | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
SA Wellington Capital Appreciation Portfolio - Class 3 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SA Wellington Capital Appreciation Portfolio - Class 3 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SA Wellington Capital Appreciation Portfolio - Class 3 | Computer [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Capital Appreciation Portfolio - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SA Wellington Capital Appreciation Portfolio - Class 3 | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Capital Appreciation Portfolio - Class 3 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SA Wellington Capital Appreciation Portfolio - Class 3 | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 3 | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SA Wellington Capital Appreciation Portfolio - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
SA Wellington Capital Appreciation Portfolio - Class 3 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SA Wellington Capital Appreciation Portfolio - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
SA Wellington Capital Appreciation Portfolio - Class 2 | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
SA Wellington Capital Appreciation Portfolio - Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SA Wellington Capital Appreciation Portfolio - Class 2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SA Wellington Capital Appreciation Portfolio - Class 2 | Computer [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Capital Appreciation Portfolio - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SA Wellington Capital Appreciation Portfolio - Class 2 | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Capital Appreciation Portfolio - Class 2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SA Wellington Capital Appreciation Portfolio - Class 2 | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 2 | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SA Wellington Capital Appreciation Portfolio - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
SA Wellington Capital Appreciation Portfolio - Class 2 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SA Wellington Capital Appreciation Portfolio - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
SA Wellington Capital Appreciation Portfolio - Class 1 | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
SA Wellington Capital Appreciation Portfolio - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
SA Wellington Capital Appreciation Portfolio - Class 1 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
SA Wellington Capital Appreciation Portfolio - Class 1 | Computer [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SA Wellington Capital Appreciation Portfolio - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SA Wellington Capital Appreciation Portfolio - Class 1 | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Leisure Time [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SA Wellington Capital Appreciation Portfolio - Class 1 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SA Wellington Capital Appreciation Portfolio - Class 1 | Apparel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Miscellaneous Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SA Wellington Capital Appreciation Portfolio - Class 1 | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SA Wellington Capital Appreciation Portfolio - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
SA Wellington Capital Appreciation Portfolio - Class 1 | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SA Wellington Capital Appreciation Portfolio - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)

[1]	Amounts presented exclude short-term securities. The ratings source is Moody's.